OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
OTHER RECEIVABLES.
OTHER RECEIVABLES.

4— OTHER RECEIVABLES

Other receivables consist of the following:

	December 31,
	2024	2023
Research and development tax credit receivable from the French State	—	411
Settlement fees	1,000	—
Grants	194	—
Value-added taxes receivable	371	863
Other receivables from Government and public authorities	19	22
Others	105	84
Total	1,688	1,380

Settlement fees for the year ended December 31, 2024, are linked to the termination agreement signed with Boston Scientific. These fees are to be settled in two payments upon fulfilled terms and conditions by the Company. In the Consolidated Statements of Operations, these settlement fees are allocated to the respective lines of expenses generated by the Settlement agreement.